Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity

Convertible Preferred Shares

Upon the completion of the Company’s IPO, all of the then outstanding convertible preferred shares were converted into 27,159,277 Class B multiple voting shares.

Common Stock Authorized

Immediately prior to the completion of the Company’s IPO, all of the then outstanding 39,780,952 common shares were redesignated as Class B multiple voting shares. The Company is authorized to issue an unlimited number of Class A subordinate voting shares and an unlimited number of Class B multiple voting shares. The Class A subordinate voting shares have one vote per share and the Class B multiple voting shares have 10 votes per share. The Class A subordinate voting shares are not convertible into any other class of shares, including Class B multiple voting shares. The Class B multiple voting shares are convertible into Class A subordinate voting shares on a one-for-one basis at the option of the holder. In addition, Class B multiple voting shares will automatically convert into Class A subordinate voting shares in certain other circumstances. In connection with historical acquisitions, the Company has also issued restricted shares. The restricted shares vest evenly, on a month-by-month basis, and are contingent on future services being provided.

Preferred Shares
The Company is authorized to issue an unlimited number of preferred shares issuable in series. Each series of preferred shares shall consist of such number of shares and having such rights, privileges, restrictions and conditions as may be determined by the Company’s Board of Directors prior to the issuance thereof. Holders of preferred shares, except as otherwise provided in the terms specific to a series of preferred shares or as required by law, will not be entitled to vote at meetings of holders of shares.

Stock-Based Compensation

In 2008, the Board of Directors adopted and the Company’s shareholders approved the Legacy Stock Option Plan (“the Legacy Option Plan”). Under the Legacy Option Plan, the Board of Directors was authorized to grant options to purchase common shares to both employees and non-employees. The Compensation Committee, or in their absence, the Board of Directors, was given the authority to set the exercise prices of all options granted based upon not less than the fair market value of the common shares of the Company on the date of grant. In October 2010, an amendment was made to the Legacy Option Plan to set all future option grants, unless otherwise specified by the Board of Directors at the time of grant, on a vesting schedule over four years with 25% vesting after one year and the remainder vesting 1/48 each month thereafter. In April 2013, an amendment was made to the Legacy Option Plan to provide that the term of the options shall be exercisable until the tenth anniversary of their grant date. In December 2013 the Board of Directors approved a modification to the Legacy Option Plan which allowed for uniform vesting at 1/48 each month starting immediately in the first month after an option grant for any grant issued to employees subsequent to their initial grant. At that time, the Board of Directors also approved a modification that changed the initial vesting commencement date from three months following the employment or engagement start date to the actual employment or engagement start date. Immediately prior to the completion of the Company’s IPO, a total of 14,982,341 options were outstanding under the Legacy Option Plan, and, in connection with the closing of the offering, each such option became exercisable for one Class B multiple voting share. Following the closing of the Company’s IPO, no further awards were made under the Legacy Option Plan.

The Company’s Board of Directors and shareholders approved a new stock option plan (“Stock Option Plan”) as well as a long-term incentive plan (“LTIP”), each of which became effective on May 27, 2015. The Stock Option Plan allows for the grant of options to the Company’s officers, directors, employees and consultants. All options granted under the Stock Option Plan will have an exercise price determined and approved by the Company’s Board of Directors at the time of grant, which shall not be less than the market price of the Class A subordinate voting shares at such time. For purposes of the Stock Option Plan, the market price of the Class A subordinate voting shares shall be the volume weighted average trading price of the Class A subordinate voting shares on the NYSE for the five trading days ending on the last trading day before the day on which the option is granted. Options granted under the Stock Option Plan are exercisable for Class A subordinate voting shares. Both the vesting period and term of the options in the Stock Option Plan are determined by the Board of Directors at the time of grant.

The LTIP provides for the grant of share units, or LTIP Units, consisting of restricted share units (“RSU”), performance share units (“PSU”), and deferred share units (“DSU”). Each LTIP Unit represents the right to receive one Class A subordinate voting share in accordance with the terms of the LTIP. Unless otherwise approved by the Board of Directors, RSUs will vest as to 1/3 each on the first, second and third anniversary dates of the date of grant. A PSU participant’s grant agreement will describe the performance criteria established by the Company’s Board of Directors that must be achieved for PSUs to vest to the PSU participant, provided the participant is continuously employed by or in the Company’s service or the service or employment of any of the Company’s affiliates from the date of grant until such PSU vesting date. DSUs will be granted solely to directors of the Company, at their option, in lieu of their Board retainer fees. DSUs will vest upon a director ceasing to act as a director. As at the consolidated balance sheet date there have been nil PSUs or DSUs granted.

The maximum number of Class A subordinate voting shares reserved for issuance, in the aggregate, under the Company's Stock Option Plan and the LTIP was initially equal to 3,743,692 Class A subordinate voting shares. The number of Class A subordinate voting shares available for issuance, in the aggregate, under the Stock Option Plan and the LTIP will be automatically increased on January 1st of each year, beginning on January 1, 2016 and ending on January 1, 2026, in an amount equal to 5% of the aggregate number of outstanding Class A subordinate voting shares and Class B multiple voting shares on December 31st of the preceding calendar year. As at January 1, 2016 there were 6,786,124 shares reserved for issuance under the Company's Stock Option Plan and LTIP.

The following table summarizes the stock option and RSU award activities under the Company's share-based compensation plans for the years ended December 31, 2015, 2014, and 2013:

	Shares Subject to Options Outstanding					Outstanding RSUs
	Number of Options (1)	Weighted Average Exercise Price $	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (2) $	Weighted Average Grant Date Fair Value $	Outstanding RSUs	Weighted Average Grant Date Fair Value $
Balance as at December 31, 2013	12,737,893	0.38	—	—	—	—	—
Stock options granted	2,985,495	5.28	—	—	5.63	—	—
Stock options exercised	(305,649)	0.46	—	—	—	—	—
Stock options forfeited	(386,351)	1.40	—	—	—	—	—
Balance as at December 31, 2014	15,031,388	1.31	7.16	73,642	—	—	—

Stock options granted	1,259,025	22.16	—	—	12.16	—	—
Stock options exercised	(4,665,059)	0.34	—	—	—	—	—
Stock options forfeited	(421,328)	12.04	—	—	—	—	—
RSUs granted	—	—	—	—	—	503,701	32.01
RSUs settled	—	—	—	—	—	—	—
RSUs forfeited	—	—	—	—	—	(75,135)	30.95
Balance as at December 31, 2015	11,204,026	3.65	6.99	248,119	—	428,566	32.19
Stock options exercisable as of December 31, 2015	6,902,359	0.82	6.03	172,415
(1) As at December 31, 2015 10,519,901 of the outstanding stock options were granted under the Company's Legacy Option Plan and are exercisable for Class B multiple voting shares, and 684,125 of the outstanding stock options were granted under the Company's Stock Option Plan and are exercisable for Class A subordinate voting shares.
(2) The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the assessed fair value of the common stock as of December 31, 2014 and the closing market price of our common stock as of December 31, 2015.
As of December 31, 2015, and 2014, there was $34,572 and $16,574, respectively, of remaining unamortized compensation cost related to unvested stock options and RSUs granted to the Company’s employees. This cost will be recognized over an estimated weighted-average remaining period of 3.22 years. Total unamortized compensation cost will be adjusted for future changes in estimated forfeitures.

Share-Based Compensation Expense

All share-based awards are measured based on the grant date fair value of the awards and recognized in the Consolidated Statements of Operations and Comprehensive Loss over the period during which the employee is required to perform services in exchange for the award (generally the vesting period of the award).

The Company estimates the fair value of stock options granted using the Black-Scholes option valuation model, which requires assumptions, including the fair value of our underlying common stock, expected term, expected volatility, risk-free interest rate and dividend yield of the Company's common stock. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, share-based compensation expense could be materially different in the future.

These assumptions are estimated as follows:

•
Fair Value of Common Stock. Prior to the Company's IPO in May 2015, the Board of Directors, with input from management, exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the Company's common stock as of the date of each option grant. Valuations of the Company’s stock were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountant Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Since the Company's IPO, the Company has used the Volume Weighted Average Price for its common stock as reported on the New York Stock Exchange.

•
Expected Term. The Company determines the expected term based on the average period the stock options are expected to remain outstanding. The Company bases the expected term assumptions on its historical behavior combined with estimates of post-vesting holding period.

•
Expected Volatility. The Company determines the price volatility factor based on the historical volatility of publicly traded industry peers. To determine its peer group of companies, the Company considers public companies in the technology industry and selects those that are similar to us in size, stage of life cycle, and financial leverage. The Company intends to continue to consistently apply this methodology using the same or similar public companies until a sufficient amount of historical information regarding the volatility of its own common stock price becomes available, or unless circumstances change such that the identified companies are no longer similar, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

•
Risk-Free Interest Rate. The Company bases the risk-free interest rate used in the Black-Scholes valuation model on the yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term of the stock options for each stock option group.

•
Expected Dividend. The Company has not paid and does not anticipate paying any cash dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero in the option pricing model.

The assumptions used to estimate the fair value of stock options granted to employees are as follows:

	2015	2014	2013
Expected volatility	64.3%	62.4%	73.9%
Risk free interest rate	1.62%	1.82%	1.67%
Dividend yield	Nil	Nil	Nil
Average expected life	5.26	5.73	6.06

In addition to the assumptions used in the Black-Scholes option valuation model, the Company must also estimate a forfeiture rate to calculate the share-based compensation expense for our awards. The Company's forfeiture rate is based on an analysis of its actual forfeitures. The Company will continue to evaluate the appropriateness of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover, and other factors. Changes in the estimated forfeiture rate can have a significant impact on share-based compensation expense as the cumulative effect of adjusting the rate is recognized in the period the forfeiture estimate is changed. If a revised forfeiture rate is higher/lower than the previously estimated forfeiture rate, an adjustment is made that will result in an increase/decrease to the share-based compensation expense recognized in the consolidated financial statements.

The following table illustrates the classification of stock-based compensation in the Consolidated Statements of Operations and Comprehensive Loss, which includes both stock-based compensation and restricted share-based compensation expense.

	Years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	$	$	$
Cost of revenues	282	259	113
Sales and marketing	1,099	696	354
Research and development	4,509	2,776	1,152
General and administrative	2,268	712	147
	8,158	4,443	1,766